Consolidated statements of financial position R$ in Thousands, $ in Thousands	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Assets
Cash and cash equivalents	R$ 185,727	R$ 135,727
Financial investments	96,299	798,786
Trade receivables	501,671	340,519
Contract assets	217,250	134,388
Recoverable taxes	7,619	7,785
Tax assets	2,959	2,810
Derivatives - hedge accounting	19,637	0
Derivatives	11,194	896
Other assets	38,269	29,994
Total current assets	1,080,625	1,450,905
Recoverable taxes	3,624	3,046
Deferred tax assets	35,138	31,989
Judicial deposits	9,819	3,079
Restricted cash - Escrow account and indemnity asset	31,552	0
Other assets	3,654	2,974
Property, plant and equipment	55,266	57,721
Intangible assets and goodwill	1,750,898	738,803
Right-of-use assets	56,187	73,827
Total non-current assets	1,946,138	911,439
Total assets	3,026,763	2,362,344
Liabilities and equity
Suppliers and other payables	33,376	33,566
Loans and borrowings	231,296	164,403
Lease liabilities	21,539	21,214
Salaries and welfare charges	260,156	234,173
Accounts payable for business combination	71,650	48,923
Derivatives - hedge accounting	35,169	0
Derivatives	4,109	535
Tax liabilities	3,890	13,345
Other taxes payable	14,382	5,423
Contract liability	32,136	13,722
Other liabilities	47,501	13,669
Total current liabilities	755,204	548,973
Loans and borrowings	742,935	624,306
Lease liabilities	41,269	60,674
Provisions	12,347	633
Accounts payable for business combination	133,299	36,803
Other liabilities	3,530	1,660
Total non-current liabilities	933,380	724,076
Equity
Share capital	37	36
Share premium	946,173	915,947
Capital reserves	203,218	10,105
Profit reserves	251,873	125,957
Other comprehensive income (loss)	(63,122)	37,250
Total equity	1,338,179	1,089,295
Total equity and liabilities	R$ 3,026,763	R$ 2,362,344